Related Party Disclosures - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stevanato Holding S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue			€ 4,475
Other Assets	€ 4,020
Swissfillon AG
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue			565
Winckler & Co. Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	191	€ 313	352
Trade payables		28
Società Agricola Stella S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	110	90	99
Trade payables	102	48
SFEM Italia S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	20	19	19
Trade payables		2
MJB Consultants LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			57
Progenitor Capital Partners LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			67
E & FKH Ejendomme ApS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	435	419	410
Piovesan Barbara
Disclosure Of Transactions Between Related Parties [Line Items]
Costs		30	30
Studio Legale Spinazzi Azzarita Troi
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	311	384	578
Trade payables	168	70
Federici William
Disclosure Of Transactions Between Related Parties [Line Items]
Costs			69
Fondazione Stevanato
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	240
Costs		305	180
C.T.S. Studio AS
Disclosure Of Transactions Between Related Parties [Line Items]
Costs	21	23	20
Trade payables	1	2
SIT Manufacturing
Disclosure Of Transactions Between Related Parties [Line Items]
Other Assets	2,034
Incog Biopharma Services Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	545	509	€ 671
Trade receivables	636	€ 451
Other Liabilities	€ 1,210